UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Core Equity Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Core Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$36	0.67%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$167,074,945
Total Number of Portfolio Holdings*	122
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Core Equity Fund	PAGE 1	38973-STSIA-0824

Putnam VT Core Equity Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Core Equity Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$50	0.92%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$167,074,945
Total Number of Portfolio Holdings*	122
Portfolio Turnover Rate	6%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Core Equity Fund	PAGE 1	38973-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Core Equity
Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

COMMON STOCKS (98.1%)*	Shares	Value
Aerospace and defense (0.6%)
Northrop Grumman Corp.	1,230	$536,219
RTX Corp.	4,693	471,130
		1,007,349
Air freight and logistics (0.4%)
FedEx Corp.	1,891	566,997
		566,997
Automobiles (1.0%)
General Motors Co.	9,488	440,812
Tesla, Inc. †	5,809	1,149,485
		1,590,297
Banks (4.2%)
Bank of America Corp.	62,949	2,503,482
Citigroup, Inc.	23,036	1,461,865
Fifth Third Bancorp	8,118	296,226
Five Star Bancorp	10,869	257,052
JPMorgan Chase & Co.	9,995	2,021,589
UMB Financial Corp.	6,432	536,557
		7,076,771
Beverages (1.6%)
Coca-Cola Co. (The)	31,114	1,980,406
Molson Coors Beverage Co. Class B	13,764	699,624
		2,680,030
Biotechnology (1.9%)
AbbVie, Inc.	8,074	1,384,852
Amgen, Inc.	1,980	618,651
Regeneron Pharmaceuticals, Inc. †	1,147	1,205,531
		3,209,034
Broadline retail (4.2%)
Amazon.com, Inc. †	34,199	6,608,957
eBay, Inc.	8,181	439,483
		7,048,440
Capital markets (4.9%)
Ameriprise Financial, Inc.	4,990	2,131,678
Bank of New York Mellon Corp. (The)	21,673	1,297,996
Goldman Sachs Group, Inc. (The)	4,379	1,980,709
LPL Financial Holdings, Inc.	933	260,587
Morgan Stanley	2,607	253,374
Raymond James Financial, Inc.	15,436	1,908,044
TPG, Inc.	7,180	297,611
		8,129,999
Chemicals (0.8%)
DuPont de Nemours, Inc.	4,083	328,641
Eastman Chemical Co.	9,745	954,718
		1,283,359
Commercial services and supplies (0.4%)
Cintas Corp.	1,019	713,565
		713,565
Communications equipment (0.9%)
Cisco Systems, Inc.	29,553	1,404,063
		1,404,063
Consumer staples distribution and retail (2.8%)
Casey’s General Stores, Inc.	864	329,668
Kroger Co. (The)	16,823	839,972
Target Corp.	7,893	1,168,480
Walmart, Inc.	35,286	2,389,215
		4,727,335
Containers and packaging (0.3%)
Berry Global Group, Inc.	7,000	411,950
		411,950

Putnam VT Core Equity Fund 1

COMMON STOCKS (98.1%)* cont.	Shares	Value
Distributors (0.3%)
LKQ Corp.	11,391	$473,752
		473,752
Diversified consumer services (0.1%)
Graham Holdings Co. Class B	236	165,094
		165,094
Diversified REITs (0.4%)
Armada Hoffler Properties, Inc. R	51,839	574,895
		574,895
Diversified telecommunication services (0.5%)
AT&T, Inc.	30,421	581,345
Liberty Global, Ltd. Class A (United Kingdom) †	9,558	166,596
		747,941
Electric utilities (3.0%)
Constellation Energy Corp.	5,971	1,195,812
NextEra Energy, Inc.	8,118	574,836
NRG Energy, Inc.	18,561	1,445,159
PG&E Corp.	103,408	1,805,504
		5,021,311
Entertainment (1.2%)
Electronic Arts, Inc.	3,555	495,318
Universal Music Group NV (Netherlands)	21,904	649,307
Walt Disney Co. (The)	7,841	778,533
		1,923,158
Financial services (5.1%)
Apollo Global Management, Inc.	18,948	2,237,190
Berkshire Hathaway, Inc. Class B †	7,590	3,087,612
Mastercard, Inc. Class A	7,236	3,192,234
		8,517,036
Food products (0.1%)
Hershey Co. (The)	847	155,704
		155,704
Ground transportation (1.0%)
Union Pacific Corp.	7,620	1,724,101
		1,724,101
Health care equipment and supplies (0.3%)
Medtronic PLC	4,757	374,423
Nyxoah SA (Belgium) †	10,208	71,864
		446,287
Health care providers and services (5.1%)
CVS Health Corp.	9,744	575,481
Elevance Health, Inc.	2,017	1,092,932
HCA Healthcare, Inc.	2,317	744,406
McKesson Corp.	4,577	2,673,151
Tenet Healthcare Corp. †	7,167	953,426
UnitedHealth Group, Inc.	4,973	2,532,550
		8,571,946
Hotels, restaurants, and leisure (1.8%)
Brinker International, Inc. †	4,499	325,683
Chuy’s Holdings, Inc. †	10,965	284,213
First Watch Restaurant Group, Inc. † S	11,818	207,524
Hilton Worldwide Holdings, Inc.	4,357	950,697
McDonald’s Corp.	2,264	576,958
Vail Resorts, Inc. S	512	92,227
Viking Holdings, Ltd. (Bermuda) †	16,606	563,608
		3,000,910
Household durables (1.0%)
PulteGroup, Inc.	15,724	1,731,212
		1,731,212
Household products (0.8%)
Procter & Gamble Co. (The)	8,001	1,319,525
		1,319,525

2 Putnam VT Core Equity Fund

COMMON STOCKS (98.1%)* cont.	Shares	Value
Industrial conglomerates (0.6%)
Honeywell International, Inc.	4,296	$917,368
		917,368
Insurance (1.1%)
Arch Capital Group, Ltd. †	12,991	1,310,662
Assured Guaranty, Ltd.	7,261	560,186
		1,870,848
Interactive media and services (7.4%)
Alphabet, Inc. Class C	37,981	6,966,475
Meta Platforms, Inc. Class A	10,072	5,078,504
Pinterest, Inc. Class A †	6,960	306,727
		12,351,706
IT Services (1.5%)
Gartner, Inc. †	2,793	1,254,225
GoDaddy, Inc. Class A †	5,587	780,560
IBM Corp.	2,904	502,247
		2,537,032
Life sciences tools and services (0.1%)
Bio-Rad Laboratories, Inc. Class A †	658	179,706
		179,706
Machinery (1.8%)
Deere & Co.	1,381	515,983
Otis Worldwide Corp.	24,436	2,352,209
Snap-On, Inc. S	757	197,872
		3,066,064
Media (0.4%)
Charter Communications, Inc. Class A †	1,251	373,999
New York Times Co. (The) Class A	6,936	355,193
		729,192
Metals and mining (1.5%)
Freeport-McMoRan, Inc.	24,906	1,210,432
Nucor Corp.	7,842	1,239,663
		2,450,095
Mortgage real estate investment trusts (REITs) (0.2%)
Starwood Property Trust, Inc. R S	20,432	386,982
		386,982
Office REITs (0.1%)
Highwoods Properties, Inc. R	8,593	225,738
		225,738
Oil, gas, and consumable fuels (2.3%)
Antero Resources Corp. †	14,968	488,406
ConocoPhillips	14,483	1,656,566
Exxon Mobil Corp.	15,208	1,750,745
		3,895,717
Passenger airlines (0.6%)
Southwest Airlines Co.	36,690	1,049,701
		1,049,701
Personal care products (0.3%)
Kenvue, Inc.	30,261	550,145
		550,145
Pharmaceuticals (4.3%)
AstraZeneca PLC ADR (United Kingdom)	5,758	449,066
Eli Lilly and Co.	3,819	3,457,646
Johnson & Johnson	9,502	1,388,812
Merck & Co., Inc.	12,451	1,541,434
Royalty Pharma PLC Class A	14,422	380,308
		7,217,266
Real estate management and development (1.2%)
CBRE Group, Inc. Class A †	19,494	1,737,110
CoStar Group, Inc. †	3,110	230,575
		1,967,685

Putnam VT Core Equity Fund 3

COMMON STOCKS (98.1%)* cont.	Shares	Value
Semiconductors and semiconductor equipment (9.7%)
Broadcom, Inc.	1,362	$2,186,732
Intel Corp.	9,976	308,957
Lam Research Corp.	2,665	2,837,825
NVIDIA Corp.	77,550	9,580,527
Qualcomm, Inc.	6,702	1,334,904
		16,248,945
Software (10.9%)
Adobe, Inc. †	1,838	1,021,083
Fair Isaac Corp. †	366	544,850
Jamf Holding Corp. †	13,694	225,951
Microsoft Corp.	28,846	12,892,720
NCR Voyix Corp. †	7,668	94,700
Oracle Corp.	17,519	2,473,683
Salesforce, Inc.	3,965	1,019,402
		18,272,389
Specialized REITs (0.9%)
Gaming and Leisure Properties, Inc. R	33,676	1,522,492
		1,522,492
Specialty retail (1.5%)
Best Buy Co., Inc.	8,967	755,828
Lowe’s Cos., Inc.	8,167	1,800,497
		2,556,325
Technology hardware, storage, and peripherals (6.2%)
Apple, Inc.	49,236	10,370,086
		10,370,086
Textiles, apparel, and luxury goods (0.2%)
Lululemon Athletica, Inc. (Canada) †	943	281,674
		281,674
Trading companies and distributors (0.6%)
United Rentals, Inc.	1,558	1,007,604
		1,007,604
Total common stocks (cost $73,419,938)		$163,876,821

INVESTMENT COMPANIES (1.4%)*	Shares	Value
iShares Expanded Tech-Software Sector ETF † S	26,338	$2,288,772
Total investment companies (cost $1,449,809)		$2,288,772

SHORT-TERM INVESTMENTS (2.4%)*		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.54% [d]	Shares	2,723,380	$2,723,380
Putnam Short Term Investment Fund Class P 5.48% L	Shares	1,169,620	1,169,620
U.S. Treasury Bills 5.389%, 7/23/24		$100,000	99,679
Total short-term investments (cost $3,992,679)			$3,992,679

TOTAL INVESTMENTS
Total investments (cost $78,862,426)	$170,158,272

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $167,074,945.
†	This security is non-income-producing.

4 Putnam VT Core Equity Fund

[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.

WRITTEN OPTIONS OUTSTANDING at 6/30/24 (premiums $32,982) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Goldman Sachs International
Constellation Energy Corp. (Call)	Nov-24/$220.00	$375,907	$1,877	$29,811
Total				$29,811

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$15,102,690	$649,307	$—
Consumer discretionary	16,847,704	—	—
Consumer staples	9,432,739	—	—
Energy	3,895,717	—	—
Financials	25,981,636	—	—
Health care	19,624,239	—	—
Industrials	10,052,749	—	—
Information technology	48,832,515	—	—
Materials	4,145,404	—	—
Real estate	4,290,810	—	—
Utilities	5,021,311	—	—
Total common stocks	163,227,514	649,307	—
Investment companies	2,288,772	—	—
Short-term investments	—	3,992,679	—
Totals by level	$165,516,286	$4,641,986	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(29,811)	$—
Totals by level	$—	$(29,811)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT Core Equity Fund 5

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value, including $2,674,372 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $74,969,426)	$166,265,272
Affiliated issuers (identified cost $3,893,000) (Notes 1 and 5)	3,893,000
Foreign currency (cost $13) (Note 1)	12
Dividends, interest and other receivables	172,230
Receivable for shares of the fund sold	14,202
Receivable for investments sold	48,553
Total assets	170,393,269

Liabilities
Payable for shares of the fund repurchased	231,339
Payable for compensation of Manager (Note 2)	147,801
Payable for custodian fees (Note 2)	4,500
Payable for investor servicing fees (Note 2)	28,538
Payable for Trustee compensation and expenses (Note 2)	87,089
Payable for administrative services (Note 2)	380
Payable for distribution fees (Note 2)	32,341
Written options outstanding, at value (premiums $32,982) (Note 1)	29,811
Collateral on securities loaned, at value (Note 1)	2,723,380
Other accrued expenses	33,145
Total liabilities	3,318,324
Net assets	$167,074,945

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$70,457,273
Total distributable earnings (Note 1)	96,617,672
Total — Representing net assets applicable to capital shares outstanding	$167,074,945

Computation of net asset value Class IA
Net assets	$88,249,869
Number of shares outstanding	4,273,612
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$20.65

Computation of net asset value Class IB
Net assets	$78,825,076
Number of shares outstanding	3,819,335
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$20.64

The accompanying notes are an integral part of these financial statements.

6  Putnam VT Core Equity Fund

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $1,091)	$1,063,295
Interest (including interest income of $46,491 from investments in affiliated issuers) (Note 5)	50,189
Securities lending (net of expenses) (Notes 1 and 5)	7,555
Total investment income	1,121,039

Expenses
Compensation of Manager (Note 2)	432,554
Investor servicing fees (Note 2)	56,178
Custodian fees (Note 2)	9,879
Trustee compensation and expenses (Note 2)	4,304
Distribution fees (Note 2)	95,008
Administrative services (Note 2)	1,101
Other	32,674
Total expenses	631,698
Expense reduction (Note 2)	(25)
Net expenses	631,673
Net investment income	489,366

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	5,322,809
Foreign currency transactions (Note 1)	(16)
Futures contracts (Note 1)	21,102
Written options (Note 1)	32,791
Total net realized gain	5,376,686
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	19,458,091
Assets and liabilities in foreign currencies	(2)
Futures contracts	(198,322)
Written options	(12,407)
Total change in net unrealized appreciation	19,247,360
Net gain on investments	24,624,046
Net increase in net assets resulting from operations	$25,113,412

The accompanying notes are an integral part of these financial statements.

Putnam VT Core Equity Fund  7

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$489,366	$1,236,751
Net realized gain on investments and foreign currency transactions	5,376,686	9,081,191
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	19,247,360	24,465,079
Net increase in net assets resulting from operations	25,113,412	34,783,021
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(723,105)	(552,518)
Class IB	(491,349)	(347,160)
Net realized short-term gain on investments
Class IA	(458,655)	—
Class IB	(419,537)	—
From capital gain on investments
Net realized long-term gain on investments
Class IA	(4,441,932)	(6,465,632)
Class IB	(4,063,079)	(6,226,247)
Increase from capital share transactions (Note 4)	689,048	1,873,461
Total increase in net assets	15,204,803	23,064,925
Net assets:
Beginning of period	151,870,142	128,805,217
End of period	$167,074,945	$151,870,142
* Unaudited.

The accompanying notes are an integral part of these financial statements.

8  Putnam VT Core Equity Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/24†	$18.85	.07	3.10	3.17	(.18)	(1.19)	(1.37)	$20.65	17.11*	$88,250	.33*	.36*	6*
12/31/23	16.39	.17	4.08	4.25	(.14)	(1.65)	(1.79)	18.85	28.36	78,717.69		1.01	17
12/31/22	25.69	.19	(3.30)	(3.11)	(.39)	(5.80)	(6.19)	16.39	(15.54)	65,081	.70[e]	1.02	17
12/31/21	21.65	.19	6.18	6.37	(.21)	(2.12)	(2.33)	25.69	31.32	85,607.66		.79	29
12/31/20	19.67	.22	2.76	2.98	(.23)	(.77)	(1.00)	21.65	17.64	71,010.67		1.23	47
12/31/19	16.93	.25	4.74	4.99	(.26)	(1.99)	(2.25)	19.67	32.00	67,622.68		1.38	24
Class IB
6/30/24†	$18.83	.05	3.08	3.13	(.13)	(1.19)	(1.32)	$20.64	16.93*	$78,825	.46*	.24*	6*
12/31/23	16.36	.13	4.08	4.21	(.09)	(1.65)	(1.74)	18.83	28.08	73,154.94		.76	17
12/31/22	25.57	.14	(3.30)	(3.16)	(.25)	(5.80)	(6.05)	16.36	(15.77)	63,724	.95[e]	.77	17
12/31/21	21.55	.12	6.18	6.30	(.16)	(2.12)	(2.28)	25.57	31.07	90,617.91		.52	29
12/31/20	19.58	.18	2.74	2.92	(.18)	(.77)	(.95)	21.55	17.27	202,455.92		.98	47
12/31/19	16.86	.20	4.72	4.92	(.21)	(1.99)	(2.20)	19.58	31.63	198,969.93		1.13	24

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  The charges and expenses at the insurance company separate account level are not reflected.

c  Total return assumes dividend reinvestment.

d  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Putnam VT Core Equity Fund  9

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Core Equity Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that Putnam Management believes have favorable investment potential. For example, Putnam Management may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors that Putnam Management believes will cause the stock price to rise and may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets (plus the amount of any borrowings for investment purposes) in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depository Receipts (ADRs) and Global Depository Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam

10 Putnam VT Core Equity Fund

Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $29,811 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $2,723,380 and the value of securities loaned amounted to $2,674,372.

Putnam VT Core Equity Fund 11

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $79,298,010, resulting in gross unrealized appreciation and depreciation of $91,917,274 and $1,086,823, respectively, or net unrealized appreciation of $90,830,451.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 34.8% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,
0.660%	of the next $5 billion,
0.610%	of the next $10 billion,
0.560%	of the next $10 billion,
0.510%	of the next $50 billion,
0.490%	of the next $50 billion,
0.480%	of the next $100 billion and
0.475%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.270% of the fund’s average net assets.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$29,430
Class IB	26,748
Total	$56,178

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $25 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $128, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

12 Putnam VT Core Equity Fund

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$10,012,065	$15,309,253
U.S. government securities (Long-term)	—	—
Total	$10,012,065	$15,309,253

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	114,028	$2,293,259	238,453	$4,062,777	57,720	$1,141,282	192,990	$3,315,168
Shares issued in connection with reinvestment of distributions	285,322	5,623,692	454,838	7,018,150	252,357	4,973,965	425,739	6,573,407
	399,350	7,916,951	693,291	11,080,927	310,077	6,115,247	618,729	9,888,575
Shares repurchased	(300,638)	(5,938,954)	(489,507)	(8,396,148)	(376,239)	(7,404,196)	(628,836)	(10,699,893)
Net increase (decrease)	98,712	$1,977,997	203,784	$2,684,779	(66,162)	$(1,288,949)	(10,107)	$(811,318)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$5,746,150	$29,146,700	$32,169,470	$107,624	$2,723,380
Putnam Short Term Investment Fund Class P‡	5,135,738	8,999,791	12,965,909	46,491	1,169,620
Total Short-term investments	$10,881,888	$38,146,491	$45,135,379	$154,115	$3,893,000
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$900
Written equity option contracts (contract amount)	$2,000
Futures contracts (number of contracts)	5

Putnam VT Core Equity Fund 13

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Equity contracts	Receivables	$—	Payables	$29,811
Total		$—		$29,811

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Total
Equity contracts	$(16,535)	$21,102	$4,567
Total	$(16,535)	$21,102	$4,567
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Total
Equity contracts	$(8,462)	$(198,322)	$(206,784)
Total	$(8,462)	$(198,322)	$(206,784)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Goldman Sachs International	Total
Assets:
Total Assets	$—	$—
Liabilities:
Written options#	$29,811	$29,811
Total Liabilities	$29,811	$29,811
Total Financial and Derivative Net Assets	$(29,811)	$(29,811)
Total collateral received (pledged)†##	$—
Net amount	$(29,811)
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

14 Putnam VT Core Equity Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Putnam VT Core Equity Fund 15

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”). The Current Management Contracts and Current Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner -terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

16 Putnam VT Core Equity Fund

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor

.

Putnam VT Core Equity Fund 17

© 2024 Franklin Templeton. All rights reserved.	38973-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024